Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial information included in income from discontinued operations
Gain (loss) on sale of net assets of discontinued operations, net of taxes of $0.0 million for 2010 and $6.5 million for 2009					$ 0	$ 0	$ (2,095)
Cerro Bayo Mine [Member]
Financial information included in income from discontinued operations
Depreciation and depletion							(2,194)
Administrative and general							(18)
Care and maintenance and other							(2,351)
Other income and expense							(145)
Income tax expense							(1,321)
Income from discontinued operations							(6,029)
Gain (loss) on sale of net assets of discontinued operations, net of taxes of $0.0 million for 2010 and $6.5 million for 2009							(2,095)
Total							$ (8,124)